ADVISORONE FUNDS

April 5, 2013

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

AdvisorOne Funds – Milestone Treasury Obligations Fund and Horizon Active Asset

Allocation Fund

Post Effective Amendment No. 72 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-20635 and 811-08037

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by AdvisorOne Funds (the “Trust) on behalf of the Milestone Treasury Obligations Fund and the Horizon Active Asset Allocation Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 72 (SEC Accession No. 0000910472-13-001157) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.

Prospectus for the Milestone Treasury Obligations Fund, Investor Class shares,

2.

Prospectus for the Milestone Treasury Obligations Fund, Institutional Class shares,

3.

Prospectus for the Milestone Treasury Obligations Fund, Premium Class shares,

4.

Prospectus for the Milestone Treasury Obligations Fund, Financial Class shares,

5.

Statement of Additional Information for the Milestone Treasury Obligations Fund,

6.

Prospectus for the Horizon Active Asset Allocation Fund, Class N shares; and

7.

Statement of Additional Information for the Horizon Active Asset Allocation Fund

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on March 27, 2013.

Questions related to this filing should be directed to Jo Ann Strasser of Thompson & Hine LLP at (614) 469-3265.

                                                Very truly yours,

___________________

                               Ryan Beach

                                              President